Income Taxes (Details 2) - USD ($) $ in Thousands	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Net operating loss carryover	$ 22,634	$ 23,327	$ 23,230
Depreciable and amortizable assets	1,717	1,761	1,168
Share-based compensation	4,071	3,586	2,858
Accrued liabilities	57	57	58
Inventory reserve			3
Allowance for bad debts	106	120	13
Warrant derivative liabilities	(789)
Change in fair value of derivative liabilities		(2,884)	(1,956)
Effect of reduction in rate			(994)
Other	382	381	328
Total	28,178
Less: valuation allowance	(28,178)	(26,348)	(24,708)
Net deferred tax asset